Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

We generally make awards on pre-determined dates. Typically, annual equity awards to eligible employees, including executives, are granted on the first trading day of the month following approval unless otherwise predetermined. Executive awards are generally approved at the Compensation Committee’s regularly scheduled meeting in January or February, while awards for other eligible employees are typically approved in April. Annual awards to members of our Board are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable. We did not grant any stock options, stock appreciation rights or similar option-like instruments in 2025.
Award Timing Method	We generally make awards on pre-determined dates. Typically, annual equity awards to eligible employees, including executives, are granted on the first trading day of the month following approval unless otherwise predetermined. Executive awards are generally approved at the Compensation Committee’s regularly scheduled meeting in January or February, while awards for other eligible employees are typically approved in April. Annual awards to members of our Board are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false